Taxation	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxation
10. Taxation

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Tax charge	(1,516)	–	–
UK corporation tax R&D credit	–	2,822	5,149
Other tax income	–	–	1,125

Total	(1,516)	2,822	6,274

U.K.
income tax
The Company is entitled to claim tax credits in the United Kingdom under the
U.K.
R&D small or
medium-sized
enterprise (“SME”) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities, and includes an option to surrender a portion of tax losses arising from qualifying activities in return for a cash payment from HM Revenue & Customs (“HMRC”). The claims in respect of the year ended December 31, 2020 have been received by the Company.
U.S.
income tax
As at December 31, 2021, £0.8 million is receivable related to Alternative Minimum Tax (“AMT”) credits, recognized as other taxes recoverable within the consolidated balance sheet.
The Company generates R&D tax credits for U.S. federal and state purposes. In respect of these R&D tax credits, no deferred tax assets have been recognized in any periods presented. As of
December 31, 2021, the Company had an uncertain tax position of £2.6 million, representing approximately
 20%
of these historic R&D tax losses claimed.
Reconciliation of effective tax rate

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s

Profit/(loss) on ordinary activities before income tax	14,241	(166,450)	(41,118)
Tax on profit at standard U.K. rate of 19%	(2,706)	31,626	7,812
Expenses not deductible for income tax purposes (permanent differences)	(708)	(13,270)	(317)
Income not taxable	78	4	–
Temporary timing differences	(65)	–	(343)
R&D relief uplift	1,435	1,214	2,540
Losses (unrecognized)	(345)	(14,479)	(4,380)
Deferred income from MBG loan guarantee costs	–	–	(54)
Foreign tax	505	184	–
Differences in overseas tax rates	286	261	340
Derecognition of deferred tax	–	(2,686)	–
Gain on bargain purchase	–	–	699
Other	4	(32)	(23)

Tax (charge)/credit for the year	(1,516)	2,822	6,274

Deferred tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s

Losses	44,683	37,021	19,443
Loan relationships	73	421	–
U.S. tax credits	10,557	9,880	10,032
Accruals	–	–	947
Fixed assets	–	414	400
Share options	151	55	–
Other U.S. deferred tax	31	86	–
Other	–	137	202
Temporary differences	56	18	4

Net deferred tax asset (unrecognized)	55,551	48,032	31,028

The analysis of recognized deferred tax is set out below:

	At January 1, 2021	Recognized in income	At December 31, 2021
	£’000s	£’000s	£’000s
Deferred tax liabilities
Intangible asset and right-of-use asset	(96)	76	(20)
Deferred tax asset
Net operating losses and lease liability	96	(76)	20

Net deferred tax asset/(liability)

A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
The remaining deferred tax assets, as set out in the table above, have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise.
U.K.
deferred tax
The deferred tax assets have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise. There is no expiration date for the accumulated tax losses.
The standard rate of corporation tax applied to the reported profit/(loss) before tax is 19% (2020: 19%). The Finance Act 2021, which was substantively enacted on May 24, 2021, included provisions to increase the standard rate of tax from 19% to 25%, effective from April 1, 2023. As a result,
U.K.
deferred tax assets and liabilities have been measured at a rate of 25%.
At December 31, 2021, the Company had
U.K.
tax losses to be carried forward of approximately £122.6 million.
U.S.
deferred tax
U.S.
deferred tax assets and liabilities are calculated at a blended rate of approximately 21%.
For Mereo BioPharma 5, Inc, with respect to accumulated tax losses carried forward prior to its acquisition by the Company, there is a change of control restriction which will limit the amount available in any one year.
At December 31, 2021, the Company had
U.S.
federal tax losses to be carried forward of approximately £65.6 million, of which £59.4 million can be carried forward indefinitely and £6.2 million which will begin to expire in 2022. At December 31, 2021, the Company had
U.S.
state tax losses to be carried forward of approximately £3.5 million which begin to expire in 2027.